Exhibit 99.1

Deloitte Touche Tohmatsu ABN 74 490 121 060 Grosvenor Place 225 George Street Sydney, NSW, 2000 Australia

2 March 2023	Tel: +61 2 9322 7000 www.deloitte.com.au

Andrew Marsden

Chief Treasury Officer

RESIMAC Limited

Level 9, 45 Clarence Street

Sydney, NSW 2000

(the "Issuer")

Dear Andrew,

Agreed-Upon Procedures Report on the proposed securitisation of a pool of residential mortgage loans into the RESIMAC Bastille Trust in respect of RESIMAC Series 2023-1NC

Purpose of this Agreed-Upon Procedures Report and Restriction on Use

Our report is solely for the purpose of assisting you, in combination with any other information obtained by you, to assess the loan file data relating to the proposed securitisation transaction of a pool of residential mortgage loans into the RESIMAC Bastille Trust in respect of RESIMAC Series 2023-1NC (the “Transaction”) and may not be suitable for another purpose. As required by Australian Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements, distribution and use of this report is restricted to you. Accordingly, we expressly disclaim and do not accept any responsibility or liability to any party other than you for any consequences of reliance on this report for any purpose.

However, notwithstanding the above, we understand that a copy of this report has been requested by the Barrenjoey Markets Pty Limited, Citigroup Global Markets Australia Pty Ltd, Commonwealth Bank of Australia, nabSecurities, LLC and National Australia Bank Limited (the “Underwriters”) for the purpose of assessing the loan file data relating to the Transaction. We agree that a copy of this report may be provided to the Underwriters for their information in connection with this purpose but only on the basis that the Underwriter executes an agreement with us in the form agreed separately between the Underwriters and us which sets out the basis on which we are prepared to grant them access to a copy of this report.

Access to our report will be restricted to the you and the Underwriters, and all other parties will be excluded from accessing the report, unless you are required to furnish or post our report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (“the Exchange Act”). None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognised statistical rating organisation.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows:

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited (“DTTL”), its global network of member firms, and their related entities (collectively, the “Deloitte organisation”). DTTL (also referred to as “Deloitte Global”) and each of its member firms and related entities are legally separate and independent entities, which cannot obligate or bind each other in respect of third parties. DTTL and each DTTL member firm and related entity is liable only for its own acts and omissions, and not those of each other. DTTL does not provide services to clients. Please see www.deloitte.com/about to learn more.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Asia Pacific Limited and the Deloitte organisation.

© 2023 Deloitte Touche Tohmatsu.

“RESIMAC Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. RESIMAC Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

Responsibilities of Management of RESIMAC Limited

You have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement.

You are responsible for the subject matter on which the agreed-upon procedures are performed.

Practitioner’s Responsibilities

We have conducted the agreed-upon procedures engagement in accordance with the Australian Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements.

An agreed-upon procedures engagement involves us performing the procedures that have been agreed with you, and reporting the findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures. This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the relevant ethical requirements of the Accounting Professional & Ethical Standards Board Code of Ethics for Professional Accountants (including Independence Standards) (the Code), including the fundamental principle of objectivity. As we provide Audit Services to RESIMAC Limited, we also comply with the independence requirements in Part 4A of the Code.

Our firm applies Australian Standard on Quality Management ASQM 1 Quality Management for Firms that Perform Audits or Reviews of Financial Reports and Other Financial Information, or Other Assurance or Related Services Engagements, and accordingly, maintains a comprehensive system of quality management including documented policies and procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements.

Procedures and Findings

We have performed the procedures which were agreed with you on the proposed securitisation of a pool of residential mortgage loans into the RESIMAC Bastille Trust in respect of RESIMAC Series 2023-1NC. The procedures performed and the findings obtained are set out in Appendix 1 of this report.

DELOITTE TOUCHE TOHMATSU

Heather Baister

Partner

Chartered Accountants

Sydney, 2 March 2023

Appendix 1 of Agreed Upon Procedures Report —Findings

The procedures we performed were divided into four parts, A to D.

We have performed the following procedures in respect of a randomly selected sample of loans selected the pool cut dated 30 January 2023, provided by the Issuer on 24 February 2023 (the “Indicative Pool”). At your request, the sample size is 153 loans (the “Samples”). In addition, we received an extract from Resimac’s Finacle system which contains loan level arrears data pertaining to the loans in the Indicative Pool dated 30 January 2023, provided by the Issuer on 1 March 2023 (the “Arrears Data”).

The procedures have been performed using scanned versions or photocopies of the relevant documents or relevant screen shots from Resimac’s Origination and Servicing System (“Finacle”, “Loanworks” and “RUS”). We will not test or verify the authenticity, accuracy or completeness of these documents or files.

We obtained and reported the Issuer’s response for exceptions noted, if requested by the Issuer.

PART A — Pool Procedures

For each loan file in the Sample, we agreed the following electronic data fields in the Indicative Pool to the documentation described below in the loan files:

Procedures*	Findings
1. Loan purpose, as per the “LOAN PURPOSE” field, to the loan application or Credit Assessment Notes. If not specified on the loan application, occupancy type will be deemed “OWNER OCCUPIED” if the residential and security address are the same on the loan application;	No exceptions noted.

2. Settlement date, as per the “SETTLEMENT DATE” field, to the date of the compliance certificate;	No exceptions noted.

3.     Original loan  amount, as  per  the  “TOTAL  LOAN AMOUNT”  field, to the loan agreement or  email confirmation of discharge from Credit officer in case of partial discharge. A differences threshold of <$1,000 determined by the Issuer is allowable as a non-exception  between  the  Indicative  Pool  and  loan variation agreements as the amount noted therein is an estimate at the date of issuance. If the Original loan amount, as per the “Total Loan Amount” field, does not agree to the source documents noted above due to a hardship capitalisation of missed payments, agree the Total Loan Amount to the hardship approval system notes and report the number of samples impacted.

One exception noted.

	Sample	Original Loan	Original Loan
	#	Amount as	Amount as
		per Indicative	per Loan
		Pool	Agreement
	47	$992,362.00	$994,243.08

4. Interest only period, as per the “END DATE FOR INTEREST ONLY” field to the loan agreement;[1]	No exceptions noted.

5. Maturity date, as per the “MATURITY DATE” field, as being the settlement date plus the term in the loan agreement; [1]	No exceptions noted.

6. Postcode of each of the security properties, as per the “1ST SECURITY POSTCODE”, “2ND SECURITY POSTCODE”, “3RD SECURITY POSTCODE”, “4TH SECURITY POSTCODE”, “5TH SECURITY POSTCODE”, “6TH SECURITY POSTCODE”, to the relevant valuation reports.	One exception noted.

	Sample	2ND	2ND
	#	SECURITY	SECURITY
		POSTCODE as	POSTCODE as
		per Indicative	per Valuation
		Pool	Report
	83	2500	No valuation
report was provided

7. Valuation of each of the security properties, as per the “1ST SECURITY VALUATION”, “2ND SECURITY VALUATION”, “3RD SECURITY VALUATION”, “4TH SECURITY VALUATION”, “5TH SECURITY VALUATION”, “6TH SECURITY VALUATION” to the relevant valuation reports;	One exception noted.

	Sample	2ND	2ND
	#	SECURITY	SECURITY
		VALUATION	VALUATION
		as per	as per
		Indicative	Valuation
		Pool	Report

1 Variances of up to one calendar month will not be reported as an exception.

			83	$725,000.00	No valuation
report was provided

8.	Security type of each security property as per the “1ST SECURITY TYPE”, “2ND SECURITY TYPE”, “3RD SECURITY TYPE”, “4TH SECURITY TYPE”, “5TH SECURITY TYPE”, “6TH SECURITY TYPE” to the relevant valuation reports based on the following classifications:		Two exceptions noted.

			Sample	1ST SECURITY	1ST SECURITY
			#	TYPE as per	TYPE as per
				Indicative	Valuation
	a.	Freestanding, Residential and Semi-Detached property types are classified as a ‘House’ or ‘Dwelling’ security type;		Pool	Report
			94	Freestanding	Unit

	b.	Units and Villas are classified as a ‘Unit’ security type;	Sample	2ND	2ND
			#	SECURITY	SECURITY
	c.	Townhouses are classified as either a ‘Unit’ or ‘House’ security type;		TYPE as per	TYPE as per
				Indicative	Valuation
	d.	Detached Units are classified as a ‘House’;		Pool	Report
			83	Unit	No valuation
report was provided

9.	Borrower employment status as per the“EMPLOYMENT SERVICEABILITY TYPE – BORROWER 1” to the Loan Application for all loans settled after 31 July 2011. This procedure is not applicable for samples noted as being to a Company or Trust in field “CPY OR TRST”;		Four exceptions noted.

			Sample	EMPLOYMENT	EMPLOYMENT
			#	SERVICEABILITY	SERVICEABILITY
				TYPE –	TYPE –
				BORROWER 1	BORROWER 1
				as per	as per Loan
				Indicative	Application
Pool

			18	Other	Self Employed
			82	PAYG	Self Employed
			88	Other	Self Employed
			135	PAYG	Self Employed

10.	Loan documentation type as per the “LODOC” field, to the loan agreement confirming whether the loan is a full documentation loan or low documentation loan depending on loan product type.2.		No exceptions noted.

* Loan Agreement includes any letters of variation or conversion notices noted in the file.

2 We have been advised by the Issuer that the following product types are considered low documentation loans: Prime Alt Doc, Alt Doc, Specialist Alt Doc Clear and Specialist Alt Doc, with all other product types considered full documentation loans.

PART B — Eligibility Criteria Procedures

For each loan in the Sample, perform the following procedures:

Procedures		Findings
1.	Observe that the current LVR as per the Indicative Pool is not more than 98%.	No exceptions noted.
2.	Inspect that a Solicitors Compliance Certificate or Title Insurance Settlement Confirmation in respect of the selected loan is included in the security source documents, or located on the Image Management system at RESIMAC.	No exceptions noted.
3.	Compare the days in arrears as per the “NO OF DAYS IN ARREARS” per the Indicative Pool to the Arrears Data as at the date of the Indicative Pool.	No exceptions noted.
4.	Compare the current Balance as per “LOAN BALANCE” per the Indicative Pool to the loan balance portal in Finacle.	No exceptions noted.
5.	If the loan is a low documentation loan as per “LODOC” field being “Y” per the Indicative Pool, agree that a completed Declaration of Financial status is included in the security source documents, or located on the Image Management system at RESIMAC.	No exceptions noted.

PART C — Valuation Procedures

For each loan in the Sample with a settlement date after 1 June 2013 as evidenced in the Indicative Pool, perform the following procedures:

Procedures			Findings
1.

Inspect that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan unless valuation report of up to 180 days old at settlement has been accepted subject to appropriate DLA approval as evidenced on either the Loanworks or the RUS portal.

No exceptions noted.
2.	Inspect that the valuation is provided in a standard API format which includes the following:		No exceptions noted.

	•	Market value ‘as is’
	•	Rental Value
	•	Replacement Insurance Value
	•	Evidence of 3 recent sales

The procedure will not be performed for desktop valuations.

PART D — Income Verification Procedures

For each loan in the Samples with a settlement date after 31 July 2011 as evidenced in the Indicative Pool, perform the following procedures:

Any sample asset designated as “Y” per the field “LODOC?” in the Indicative Pool will be excluded for the purposes of Procedures D1-D3 and any sample asset designated as “N” per the field “LODOC?” in the Indicative Pool will be excluded for the purposes of Procedure D4.

Procedures			Findings
1.	For any sample asset designated as PAYG per the field Employment Serviceability Type in the Indicative Pool with a settlement date on or after 30 September 2012, inspect that the following income evidence can be sighted on the Loanworks Portal:		No exceptions noted.
	•	Two of the three most recent payslips, or
	•	Three months statements from a financial institution showing regular salary credits

If none of the above documents are available, obtain the following for each applicant:
	•	One payslip, and
	•	The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice

2.	For any sample asset designated as PAYG per the field Employment Serviceability Type in the Indicative Pool with a settlement date prior to 30 September 2012, inspect that the following income evidence can be sighted on the Loanworks Portal:		No exceptions noted.
	•	Two of the three most recent payslips, or
	•	A letter from the employer on official letter head (PO Box and mobile contact numbers are unacceptable), signed and dated confirming employment status, position, base salary or total salary package and breakdown, commencement date or length of employment, and
	•	The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice

3.	For any sample asset designated as Self Employed /or designated as CO (Company or Trust Borrower) (blank ones) as per the field Employment Serviceability Type in the Indicative Pool, inspect that the following income evidence can be sighted on the Loanworks Portal:		One exception noted. Sample 109 We were only provided with the most recent Tax Assessment Notice and financial statements for 1 year.
	•	Most recent Tax Assessment Notice; and
	•	Financial statements for 2 years.
Tax returns showing the business financials can be considered to meet the definition of financial statements.

4.	For any sample asset designated as “Y” per the field “LODOC” in the Indicative Pool, inspect that the following income declaration and evidence can be sighted on the Loanworks Portal:		No exceptions noted.
	•	Declaration of Financial Status, and
	•	3 months business bank statements (main transactional account), or

Procedures			Findings
	•	6 months BAS Statements, or
	•	An Accountant’s letter/verification.

5.	Where an applicant has rental-based income noted on Loanworks Portal inspect that one of the following income evidence can be sighted on the Loanworks Portal:		No exceptions noted.
	•	Rental opinion from a real estate agent in the form of a letter, or
	•	Rental statement from the managing agent, or
	•	Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or
	•	Bank statements confirming rental payment, or
	•	A taxation return showing declared income, or
	•	Rental opinion from a Resimac approved Panel Valuer in the form of a valuation addressed to RESIMAC Limited, or
	•	If the property is vacant, Resimac will rely on the lower of an agent’s market appraisal or rental amount as per the valuation report.

6.	Where an applicant has a Court Order mandating that the applicant receive maintenance payments as noted in Loanworks Portal, inspect that the following income evidence can be sighted on the Loanworks Portal:		No exceptions noted.
	•	Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or
	•	Child Support Agency letter to confirm the maintenance agreement.

7.	Where an applicant has a Centrelink Pension as noted on Loanworks Portal, inspect that the evidence of a letter from Centrelink verifying pension details can be sighted on the Loanworks Portal.		No exceptions noted.

Appendix 2 – List of Samples

Sample	Unique ID	Portion Number	Sample	Unique ID	Portion Number
1	37522-316907	O	78	2171-317330	O
2	10630-348205	O	79	30964-306142	A
3	6331-317259	A	80	12929-309145	A
4	10630-314919	A	81	12828-315084	O
5	11070-306891	O	82 E	11469-313678	A
6	9580-39	A	83 E	35158-304564	O
7	10098-22	O	84	10711-52	B
8	31054-348506	O	85	12256-316517	A
9	10319-4	A	86	10253-347660	O
10	38708-311036	A	87	11478-314409	O
11	11659-348214	A	88 E	1399-1671	O
12	11823-316793	O	89	39102-317901	O
13	496-528	A	90	12192-317667	A
14	32008-12	A	91	11985-306334	A
15	3841-28	L	92	11030-304947	O
16	12500-316205	A	93	35251-312889	O
17	33478-308275	A	94 E	10826-3	O
18 E	10879-3	A	95	12666-315800	A
19	38253-308799	A	96	10630-316139	A
20	10098-308287	A	97	35480-314449	O
21	9166-306889	A	98	35444-316075	A
22	10159-312969	A	99	12988-312089	O
23	10253-5	A	100	10086-317452	A
24	10630-310353	A	101	10253-312278	A
25	13176-309811	A	102	12229-307431	A
26	34877-317745	A	103	10630-313191	A
27	3258-317258	A	104	35910-306465	B
28	35549-316354	A	105	11660-316438	O
29	37856-9	A	106	11863-316250	A
30	10711-311049	A	107	10630-310027	A
31	2171-194	A	108	10570-335005	A
32	6019-50	A	109 E	10499-318001	O
33	10845-315776	A	110	12501-2	A
34	1331-317929	O	111	5587-313754	O
35	6019-312591	O	112	130-5	A
36	2805-313132	A	113	13142-312785	A
37	8100-59	O	114	111001-7383	A
38	12053-1	A	115	12450-310262	A
39	35480-312936	A	116	11030-311642	O
40	13142-312764	A	117	12170-1	O
41	10513-1	A	118	11381-307169	A
42	11934-305217	A	119	10525-304482	O
43	10630-316187	O	120	10630-348351	O
44	6019-50	O	121	43278-312781	A
45	35251-347594	O	122	10630-317125	O
46	12841-313634	A	123	10620-317304	A
47 E	8758-5	O	124	13019-347691	A
48	10238-303992	A	125	10630-347528	A
49	37794-21	B	126	12699-305819	A
50	11030-314693	A	127	3383-42	A
51	12795-347527	O	128	39427-4	O
52	11330-312466	O	129	10576-302706	A
53	10630-317170	O	130	10098-310187	O

Sample	Unique ID	Portion Number	Sample	Unique ID	Portion Number
54	1399-1681	A	131	2728-10588	A
55	12500-316448	O	132	42988-316559	A
56	10630-315926	A	133	43721-348213	A
57	4304-8	A	134	11153-318966	A
58	10874-315040	O	135 E	3250-315224	A
59	12527-347604	A	136	1394-347714	O
60	11818-3	O	137	2687-317337	O
61	36055-308378	A	138	13037-312950	O
62	8302-314564	A	139	6001-310314	A
63	10630-317349	A	140	10630-314956	A
64	11286-316627	O	141	11030-317322	O
65	10626-9	A	142	37222-347568	A
66	10630-317150	A	143	11994-1	O
67	39422-15	O	144	12360-1	O
68	10630-316435	O	145	31224-306552	A
69	12662-316584	O	146	11383-317510	A
70	12666-313970	A	147	11030-312173	O
71	31978-8	O	148	11332-314274	O
72	34201-317983	A	149	31381-317317	O
73	12170-313242	O	150	10630-316596	O
74	11399-306430	A	151	11162-310430	C
75	10874-15	A	152	12102-1	A
76	10511-311832	A	153	11451-305707	A
77	12256-316183	O

E Exception noted